Note 10 - Equity - Share-based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expense		$ 2,316	$ 78	$ 2,433	$ 226
Share-Based Payment Arrangement, Option [Member]
Share-based compensation expense		1,296	78	1,413	226	$ 295	$ 60
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense	$ 410	410	0	410	0
Series D Warrants [Member]
Share-based compensation expense		$ 610	$ 0	$ 610	$ 0